Notes to Consolidated Statements of Cash flows - Summary of Cash And Cash Equivalents (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note to Consolidated Statements of Cash flows [Abstract]
Cash at bank	¥ 22,086,187	¥ 29,903,846	¥ 39,695,914
Less: Time deposits with original maturities of more than 3 months	(11,000,088)	(18,108,539)	(21,122,482)
Add: Provision for impairment losses	2,974	3,128	3,793
Cash and cash equivalents at the end of the year	¥ 11,089,073	¥ 11,798,435	¥ 18,577,225	¥ 29,594,654